Long-term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Principal Payments [Abstract]
2013	$ 144,042
2014	18,673
2015	18,368
2016	18,268
2017	132,183
Total	$ 331,534	$ 357,682